Additional Information - Condensed Financial Statements of the Company (Tables)	9 Months Ended
Sep. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

(Dollars in thousands except share and per share data)

	December 31
	2011	2012
Assets
Current assets:
Cash and cash equivalents	$7,211	$5,638
Inventories	3,327	5,871
Amount due from subsidiaries	22,480	30,993
Prepaid expenses and other current assets	166	333

Total current assets	33,184	42,835

Investments in subsidiaries	6,149	6,799
Property and equipment, net	19	10
Acquired intangible asset, net	94	19
Deferred offering costs	—	283

Total assets	$39,446	$49,946

Liabilities, Convertible Preferred Shares and Shareholders’ Deficit
Current liabilities:
Accounts payable	$3,623	$1,546
Amount due to subsidiaries	17,029	14,162
Accrued liabilities	23	241
Deferred margin, net	4,484	356
Income tax payable	41	47

Total current liabilities	25,200	16,352

Total liabilities	25,200	16,352

Commitments and contingencies (Note 13)
Convertible Preferred Share:
Series A convertible preferred shares, $0.0125 par value; 4,800,000 shares authorized; 4,800,000 issued and outstanding as of December 31, 2011 and 2012 (Liquidation value: 6,000 and 6,000 as of December 31, 2011 and 2012)	6,000	6,000
Series B convertible preferred shares, $0.0125 par value; 4,681,416 shares authorized; 4,255,843 issued and outstanding as of December 31, 2011 and 2012 (Liquidation value: 13,092, and 13,092 as of December 31, 2011 and 2012)	17,020	17,020
Series B-1 convertible preferred shares, $0.0125 par value; 4,551,709 shares authorized; 4,049,276 issued and outstanding as of December 31, 2011 and 2012 (Liquidation value: 16,191 and 16,191 as of December 31, 2011 and 2012)	21,048	21,048
Series B-2 convertible preferred shares, $0.0125 par value; 3,571,514 shares authorized; 2,839,409 issued and outstanding as of December 31, 2011 and 2012 respectively (Liquidation value: 7,947 and 7,947 as of December 31, 2011 and 2012)	10,254	10,309

Shareholders’ deficit:
Ordinary Shares, $0.0125 par value; 26,804,639 shares authorized; 4,293,639, and 4,403,859 and issued and outstanding at December 31, 2011 and 2012, respectively	54	55
Additional paid-in capital	—	1,010
Accumulated comprehensive income	1,810	1,811
Statutory reserve	610	740
Accumulated deficit	(42,550)	(24,399)

Total shareholders’ deficit	(40,076)	(20,783)

Total liabilities, convertible preferred share and shareholders’ deficit	$39,446	$49,946

Condensed Statements of Operations

CONDENSED STATEMENTS OF OPERATIONS

(Dollars in thousands except share and per share data)

	Year Ended December 31,
	2010	2011	2012
Revenue	$5,195	$5,746	$40,702
Cost of revenue	(2,591)	(1,619)	(9,876)

Gross profit	2,604	4,127	30,826

Operating expense:
Research and development	(8,903)	(356)	(13,209)
Sales, general and administrative	(315)	(245)	(980)

Total operating expense	(9,218)	(601)	(14,189)

Income (loss) from operations	(6,614)	3,526	16,637
Interest Income (Expense), net	10	31	60
Fair value change in warrant liability	(37)	—	—
Equity gain (loss) from subsidiaries	(1,877)	1,430	1,590

Income (loss) before income taxes	(8,518)	4,987	18,287
Provision for Income tax	(25)	(15)	(6)

Net income (loss)	$(8,543)	$4,972	$18,281

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands except share and per share data)

	Year Ended December 31,
	2010	2011	2012
Cash flows from operating activities
Net income (loss)	$(8,543)	$4,972	$18,281
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	515	185	84
Share-based compensation	623	577	928
Equity in profit of subsidiaries	1,876	(1,431)	(1,589)
Fair value changes in warrant liability	37	—	—

Changes in assets and liabilities:
Inventories	4,336	(3,327)	(2,544)
Prepaid expenses and other assets	472	54	(281)
Amount due from subsidiaries	(415)	(14,742)	(8,513)
Accounts payable	(2,805)	3,623	(2,077)
Amount due to subsidiaries	3,819	5,945	(2,867)
Tax payable	25	16	6
Deferred margin, net	—	4,484	(4,128)
Other payables and accruals	(222)	(52)	228

Net cash provided by (used in) operating activities	(282)	304	(2,472)

Cash flows from investing activities
Purchases of property and equipment	(16)	(9)	—
Proceeds from disposal of a subsidiary	—	—	1,000
Purchase of intangible assets	(90)	(159)	—
Prepayment for acquisition	—	—	(26)

Net cash provided by (used in) investing activities	(106)	(168)	974

Cash flows from financing activities
Proceeds from exercise of options	5	43	68
Proceeds from early exercise of options	—	18	—
Proceeds from issuance of Series B-2 convertible preferred shares	42	—	—
Proceeds from exercise of warrant	1,545	—	—
Cash paid for initial public offering cost	—	—	(143)

Net cash provided by (used in) financing activities	1,592	61	(75)

Effect of exchange rate changes on cash	—	—	—

Net increase (decrease) in cash and cash equivalents	1,204	197	(1,573)
Cash and cash equivalents at beginning of period	5,810	7,014	7,211

Cash and cash equivalents at end of period	$7,014	$7,211	$5,638